Current Assets - Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Current Assets - Inventories [Abstract]
Schedule of Current Assets Inventories
	Consolidated
	As of December 31,	As of December 31,
	2025	2024
	$	$

Finished goods - at cost	280,605	382,906
Raw materials- at cost	579,650	540,598
Accrual for slow inventory	(120,210)	(30,622)
	740,045	892,882